Concentrations - Schedule of supplier (Details) - Purchase [Member] - Supplier Concentration [Member]	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Supplier A [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	0.00%	0.00%	38.00%
Supplier B [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	0.00%	0.00%	36.00%
Supplier C [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	32.00%	50.00%	0.00%
Supplier D [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	0.00%	34.00%	0.00%
Supplier E [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	23.00%	13.00%	0.00%